Segment Information (Schedule of Financial Data for Business Segments) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended			6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended							6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013 segment	Dec. 31, 2012 segment	Sep. 30, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member]	Dec. 31, 2012 Successor [Member] Par Pharmaceutical [Member]	Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member]	Jun. 30, 2013 Successor [Member] Strativa [Member]	Dec. 31, 2012 Successor [Member] Strativa [Member]	Jun. 30, 2013 Successor [Member] Strativa [Member]	Sep. 28, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member]	Sep. 28, 2012 Predecessor [Member] Par Pharmaceutical [Member]	Dec. 31, 2011 Predecessor [Member] Par Pharmaceutical [Member]	Dec. 31, 2010 Predecessor [Member] Par Pharmaceutical [Member]	Jun. 30, 2012 Predecessor [Member] Strativa [Member]	Jun. 30, 2012 Predecessor [Member] Strativa [Member]	Sep. 28, 2012 Predecessor [Member] Strativa [Member]	Dec. 31, 2011 Predecessor [Member] Strativa [Member]	Dec. 31, 2010 Predecessor [Member] Strativa [Member]
Segment Reporting Information [Line Items]
Number of business segments	2	2
Total revenues			$ 10,689	$ 233,669	$ 235,450	$ 246,139	$ 523,865	$ 215,115	$ 227,312	$ 487,917	$ 18,554	$ 18,827	$ 35,948	$ 238,063	$ 294,333	$ 271,472	$ 253,641	$ 215,357	$ 224,188	$ 232,952	$ 565,805	$ 803,868	$ 926,138	$ 1,008,874	$ 273,109	$ 524,276	$ 743,360	$ 834,592	$ 916,930	$ 21,224	$ 41,529	$ 60,508	$ 91,546	$ 91,944
Total gross margin			3,627	58,900	41,818	45,445	130,344	46,301	33,776	105,996	12,599	11,669	24,348	101,350	143,154	97,846	92,962	85,104	99,026	109,652	241,000	342,350	386,744	373,531	127,121	209,571	296,338	320,313	305,716	16,033	31,429	46,012	66,431	67,815
Total operating (loss) income			3,339	(7,499)	(33,102)	(29,763)	1,110	(10,341)	(25,938)	(817)	2,842	(3,825)	1,927	(2,118)	82,771	(21,213)	30,431	39,732	17,807	(138,563)	61,558	59,440	(50,593)	132,921	81,408	105,456	116,591	(10,973)	169,882	1,363	(43,898)	(57,151)	(39,620)	(36,961)
Gain (Loss) on marketable securities and other investments, net						0																0	237	3,459
Gain on bargain purchase						5,500																0	0	0
Interest income				20		50	56								140						276	424	736	1,257
Interest expense				(23,612)		(25,985)	(47,648)								(3,069)						(6,163)	(9,159)	(2,676)	(2,905)
Loss on debt extinguishment				0			(7,335)								0						0
(Benefit) provision for income taxes				(9,300)		(17,682)	(17,280)								28,565						33,117	29,447	(5,996)	41,980
(Loss) income from continuing operations			1,588		(34,104)	(32,516)								(1,351)	51,305	(28,696)	31,309	22,055	9,180	(108,844)		21,258	(46,300)	92,752
Net (loss) income			$ 1,588	$ (21,791)	$ (34,133)	$ (32,545)	$ (36,537)							$ (1,379)	$ 51,277	$ (28,723)	$ 51,845	$ 21,928	$ 9,053	$ (108,971)	$ 22,554	$ 21,175	$ (26,145)	$ 92,731